Earnings Per Common Share Applicable To Common Shareholders Of MUFG	6 Months Ended
Sep. 30, 2011
Earnings Per Common Share Applicable To Common Shareholders Of MUFG
Earnings Per Common Share Applicable To Common Shareholders Of MUFG

10.    EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Basic earnings per common share ("EPS") excludes the dilutive effects of potential common shares and is computed by dividing net income available to common shareholders of Mitsubishi UFJ Financial Group by the weighted average number of MUFG's common shares outstanding for the period. On the other hand, diluted EPS was adjusted in its computation as if all dilutive potential common shares that were outstanding during the period would be changed to common shares.

The weighted average number of MUFG's common shares used in the computations of basic EPS and diluted EPS were 14,133,196 thousand shares and 14,144,658 thousand shares, respectively, for the six months ended September 30, 2010. The weighted average number of MUFG's common shares used in the computations of basic EPS and diluted EPS were 14,138,985 thousand shares and 14,153,244 thousand shares, respectively, for the six months ended September 30, 2011.

For the six months ended September 30, 2010, Class 11 preferred stock, convertible preferred stock issued by Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd., and stock options issued by MUFG were included in the computation of diluted EPS as they could potentially dilute EPS in the future.

For the six months ended September 30, 2011, Class 11 preferred stock, convertible preferred stock issued by Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd., and stock options issued by MUFG were included in the computation of diluted EPS as they could potentially dilute EPS in the future.

In computing the number of the potentially dilutive common shares, Class 11 Preferred Stock has been based on the conversion price at the end of the period of ¥865.9 for the six months ended September 30, 2010 and 2011.